Share-Based Compensation - Share Option Activity (Details) (Share Options [Member], USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Options [Member]
Number of options
Outstanding (in shares)	4,682,697	3,492,820	970,183
Share options granted (in shares)	1,256,823	1,822,812	3,035,587
Forfeited share options (in shares)	(648,388)	(519,533)	(507,955)
Exercised options (in shares)	(397,341)	(113,402)	(4,995)
Outstanding (in shares)	4,893,791	4,682,697	3,492,820	970,183
Weighted Average Exercise Price
Outstanding (in dollars per share)	$ 7.17	$ 5.01	$ 2.65
Share options granted (in dollars per share)	$ 10.33	$ 11.17	$ 5.47
Forfeited share options (in dollars per share)	$ 9.10	$ 6.48	$ 3.24
Exercised options (in dollars per share)	$ 3.48	$ 3.69	$ 2.66
Outstanding (in dollars per share)	$ 8.03	$ 7.17	$ 5.01	$ 2.65
Weighted Average Grant Date Fair Value Per Share	$ 5.73	$ 6.40	$ 3.45
Weighted Average Remaining Contractual Life	7 years 9 months 18 days	8 years 6 months	8 years 10 months 24 days	6 years 2 months 12 days
Aggregate Intrinsic Value
Outstanding	$ 6,028	$ 10,140	$ 565
Exercised options	2,671	1,034	43
Outstanding	$ 265	$ 6,028	$ 10,140	$ 565